Long-Term Debt (Tables)	9 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Maturities of Outstanding Debt	The maturities of outstanding debt are as follows (in thousands):

Fiscal year	Amount
2020	$9,500
2021	9,500
2022	9,500
2023	9,500
2024	9,500
Thereafter	988,814
Total future payments	$1,036,314